TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 83.21%	Shares	Value

Commodity Fund - 3.37%
SPDR Gold Shares (a)	4,200	$864,024

Debt Funds - 67.36%
American Century Quality Preferred ETF	8,110	300,857
Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	7,000	381,500
First Trust Preferred Securities and Income ETF	52,976	917,544
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	46,200	1,527,113
Invesco Senior Loan ETF (b)	73,900	1,562,985
Invesco Variable Rate Preferred ETF	40,194	955,412
iShares 20+ Year Treasury Bond ETF	16,800	1,589,616
iShares 7-10 Year Treasury Bond ETF (b)	13,900	1,315,774
iShares CMBS ETF	14,000	659,400
iShares Core U.S. Aggregate Bond ETF (b)	22,900	2,242,826
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,100	2,298,212
ProShares High Yield-Interest Rate Hedged ETF	14,800	946,016
SPDR Bloomberg High Yield Bond ETF	24,100	2,294,320
SPDR Bloomberg Short Term High Yield Bond ETF	10,800	272,376
		17,263,951
Equity Fund - 12.48%
Innovator U.S. Equity Accelerated 9 Buffer - January ETF (a)	38,500	1,038,353
iShares Mortgage Real Estate ETF	23,900	555,436
ProShares Ultra QQQ	8,200	717,336
ProShares Ultra S&P500	1,700	131,784
Vanguard Total Stock Market ETF	2,900	753,710
		3,196,619

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,978,799)		21,324,594

SHORT-TERM INVESTMENTS - 17.18%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	477,981	477,981
First American Treasury Obligations Fund - Institutional Class, 5.22% (c)	3,926,299	3,926,299

SHORT-TERM INVESTMENTS (Cost $4,404,280)		4,404,280

INVESTMENTS AT VALUE (Cost $25,383,079) - 100.39%		$25,728,874

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.39)%		(100,423)

NET ASSETS - 100.00%		$25,628,451

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)	Rate shown represents the 7-day effective yield at March 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CMBS - Commercial Mortgage-Backed Securities

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCK - 15.04%	Shares	Value

Beverages - 1.02%
Coca-Cola Co.	4,918	$300,883

Computers - 0.95%
Apple, Inc.	1,637	280,713

Diversified Financial Services - 0.99%
Intercontinental Exchange, Inc.	2,127	292,314

Electric - 0.22%
Brookfield Infrastructure Partners LP - Canada	2,084	65,042

Engineering & Construction - 0.27%
Arcosa, Inc.	927	79,592

Healthcare - Products - 1.15%
ResMed, Inc.	1,706	337,839

Healthcare - Services - 1.01%
UnitedHealth Group, Inc.	599	296,325

Insurance - 1.06%
Arch Capital Group Ltd. - Bermuda (a)	3,395	313,834

Internet - 4.08%
Alphabet, Inc. - Class A (a)	2,153	324,952
Amazon.com, Inc. (a)	1,689	304,662
MercadoLibre, Inc. - Uruguay (a)	185	279,712
Meta Platforms, Inc. - Class A	605	293,776
		1,203,102
Oil & Gas Services - 1.14%
Schlumberger NV	6,120	335,437

Pharmaceuticals - 0.98%
Johnson & Johnson	1,827	289,013

Semiconductors - 1.14%
NVIDIA Corp.	373	337,028

Software - 1.03%
Microsoft Corp.	722	303,760

TOTAL COMMON STOCK (Cost $3,645,730)		4,434,882

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 80.21%	Shares	Value

Alternative Fund - 3.22%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	15,390	$948,947

Asset Allocation Funds - 36.89%
Direxion HCM Tactical Enhanced U.S. ETF	116,141	3,593,403
HCM Defender 100 Index ETF	71,697	3,936,165
HCM Defender 500 Index ETF	71,968	3,349,549
		10,879,117
Commodity Funds - 0.06%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,320	18,308

Debt Funds - 10.05%
American Century Quality Preferred ETF	7,828	290,395
First Trust Enhanced Short Maturity ETF	1,364	81,322
First Trust Preferred Securities and Income ETF	18,291	316,800
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	4,100	135,523
Invesco Senior Loan ETF	6,200	131,130
Invesco Variable Rate Preferred ETF	13,343	317,163
iShares CMBS ETF	1,320	62,172
iShares Core U.S. Aggregate Bond ETF (b)	1,630	159,642
ProShares High Yield-Interest Rate Hedged ETF	4,955	316,724
SPDR Bloomberg 1-3 Month T-Bill ETF	9,119	837,124
SPDR Bloomberg Short Term High Yield Bond ETF	1,010	25,472
Vanguard Total Bond Market ETF	860	62,462
WisdomTree PutWrite Strategy (b)	6,900	229,770
		2,965,699
Equity Funds - 29.99%
AGF U.S. Market Neutral Anti-Beta Fund (b)	10,000	180,150
Alpha Architect U.S. Quantitative Momentum ETF	763	45,101
American Century Focused Dynamic Growth ETF (a)	544	44,944
Direxion NASDAQ-100 Equal Weighted Index Shares ETF	5,500	490,600
FT Vest Laddered Buffer ETF (a) (b)	7,900	220,884
FT Vest U.S. Equity Moderate Buffer ETF - August (a)	2,482	81,795
Global X S&P 500 Covered Call ETF (b)	5,200	212,108
Global X U.S. Infrastructure Development ETF	931	37,063
Invesco QQQ Trust Series 1	6,184	2,745,758
Invesco S&P 500 Equal Weight ETF	2,800	474,236
Invesco S&P 500 Momentum ETF	577	46,287
Invesco S&P International Developed Momentum ETF	1,069	44,951
Invesco S&P MidCap Momentum ET	403	46,289
iShares Core S&P 500 ETF	260	136,690
iShares Core S&P Mid-Cap ETF	1,820	110,547
iShares Factors U.S. Growth Style ETF	945	44,982
iShares Mortgage Real Estate ETF	2,260	52,522
iShares MSCI USA Min Vol Factor ETF	1,640	137,071
iShares U.S. Home Construction ETF	311	36,004
ProShares Ultra QQQ	18,400	1,609,632
SPDR Portfolio Developed World ex-U.S. ETF	5,700	204,288
SPDR Portfolio Emerging Markets ETF	3,600	130,284

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 80.21% (contined)	Shares	Value

Equity Funds - 29.99% (continued)
SPDR Portfolio S&P 500 Growth ETF	5,400	$395,010
Vanguard FTSE Developed Markets ETF	650	32,611
Vanguard Growth ETF (b)	360	123,912
Vanguard Total Stock Market ETF (b)	3,800	987,620
Vanguard Value ETF (b)	840	136,802
WisdomTree Japan Hedged Equity Fund	331	35,914
		8,844,055

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,513,946)		23,656,126

SHORT-TERM INVESTMENTS - 5.63%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	102,132	102,132
First American Treasury Obligations Fund - Institutional Class, 5.22% (c)	1,557,672	1,557,672

SHORT-TERM INVESTMENTS (Cost $1,659,804)		1,659,804

INVESTMENTS AT VALUE (Cost $26,819,480) - 100.88%		$29,750,812

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.88)%		(259,566)

NET ASSETS - 100.00%		$29,491,246

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.
(c)	Rate shown represents the 7-day effective yield at March 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CMBS - Commercial Mortage-Backed Securities

ETF - Exchange-Traded Fund

FT - First Trust

FTSE - Financial Times Stock Exchange

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 85.75%	Shares	Value

Alternative Fund - 1.74%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	13,700	$844,742

Asset Allocation Funds - 21.34%
Direxion HCM Tactical Enhanced U.S. ETF	115,774	3,582,048
HCM Defender 100 Index ETF	62,048	3,406,435
HCM Defender 500 Index ETF	73,002	3,397,674
		10,386,157
Equity Funds - 62.67%
Direxion NASDAQ-100 Equal Weighted Index Shares ETF (b)	24,200	2,158,640
FT Vest Laddered Buffer ETFs (a) (b)	104,500	2,921,820
Innovator Growth 100 Power Buffer ETF - April (a) (b)	9,000	409,590
Innovator Growth 100 Power Buffer ETF - January (a) (b)	9,500	414,010
Innovator Growth 100 Power Buffer ETF - July (a) (b)	7,200	415,074
Innovator Growth-100 Power Buffer ETF - October (a) (b)	8,700	413,889
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	6,600	206,184
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	7,700	207,671
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	6,500	206,048
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	7,200	206,864
Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	58,200	1,819,320
Invesco QQQ Trust Series 1	7,948	3,528,991
Invesco S&P 500 Equal Weight Energy ETF	3,350	278,318
Invesco S&P 500 High Beta ETF	4,460	391,320
Invesco Semiconductors ETF	3,070	173,240
iShares Semiconductor ETF	1,580	356,954
iShares U.S. Technology ETF	25,215	3,405,538
ProShares Ultra QQQ	91,380	7,993,922
ProShares Ultra Russell 2000	24,800	1,012,584
SPDR S&P Homebuilders ETF	5,040	562,414
Technology Select Sector SPDR Fund	980	204,105
Vanguard Energy ETF (b)	2,280	300,276
Vanguard Total Stock Market ETF (b)	11,200	2,910,880
		30,497,652

TOTAL EXCHANGE-TRADED FUNDS (Cost $36,882,619)		41,728,551

SHORT-TERM INVESTMENTS - 19.21%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	19,926	19,926
First American Treasury Obligations Fund - Institutional Class, 5.22% (c)	9,326,712	9,326,712

SHORT-TERM INVESTMENTS (Cost $9,346,638)		9,346,638

INVESTMENTS AT VALUE (Cost $46,229,257) - 104.96%		$51,075,189

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.96)%		(2,414,841)

NET ASSETS - 100.00%		$48,660,348

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.
(c)	Rate shown represents the 7-day effective yield at March 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCK - 12.02%	Shares	Value

Commercial Services - 0.76%
S&P Global, Inc.	650	$276,543

Computers - 1.78%
Apple, Inc.	3,800	651,624

Entertainment - 0.36%
DraftKings, Inc. (a)	2,900	131,689

Internet - 3.00%
Alphabet, Inc. - Class A (a)	3,500	528,255
Amazon.com, Inc. (a)	2,290	413,070
DoorDash, Inc. - Class A (a)	1,150	158,378
		1,099,703
Retail - 0.66%
Costco Wholesale Corp.	330	241,768

Semiconductors - 2.02%
NVIDIA Corp.	820	740,919

Software - 3.44%
Microsoft Corp.	1,500	631,080
Palantir Technologies, Inc. - Class A (a)	9,900	227,799
Salesforce, Inc.	490	147,578
ServiceNow, Inc. (a)	330	251,592
		1,258,049

TOTAL COMMON STOCK (Cost $3,132,478)		4,400,295

EXCHANGE-TRADED FUNDS - 73.65%

Commodity Fund - 0.46%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (b)	12,200	169,214

Equity Funds - 73.19%
Direxion NASDAQ-100 Equal Weighted Index Shares ETF	41,900	3,737,480
FT Vest Laddered Buffer ETF (a) (b)	51,900	1,451,124
Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	45,700	1,428,573
Invesco S&P 500 Equal Weight Energy ETF	3,200	265,856
Invesco S&P 500 High Beta ETF	4,300	377,282
Invesco Semiconductors ETF	3,000	169,290
iShares Core S&P 500 ETF	1,050	552,016
iShares Core S&P Mid-Cap ETF	7,300	443,402
iShares MSCI USA Min Vol Factor ETF	6,600	551,628

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 73.65% (continued)	Shares	Value

Equity Funds - 73.19% (continued)
iShares Semiconductor ETF	1,550	$350,176
iShares U.S. Technology ETF	4,000	540,240
ProShares Ultra QQQ	88,640	7,754,227
ProShares Ultra Russell 2000	33,500	1,367,805
SPDR S&P Homebuilders ETF	4,900	546,791
Technology Select Sector SPDR Fund	2,180	454,029
Vanguard Energy ETF (b)	4,100	539,970
Vanguard FTSE Developed Markets ETF	2,600	130,442
Vanguard Growth ETF (b)	1,620	557,604
Vanguard Total Stock Market ETF (b)	19,500	5,068,050
Vanguard Value ETF (b)	3,100	504,866
		26,790,851

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,457,955)		26,960,065

SHORT-TERM INVESTMENTS - 17.83%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	183,799	183,799
First American Treasury Obligations Fund - Institutional Class, 5.22% (c)	6,344,607	6,344,607

SHORT-TERM INVESTMENTS (Cost $6,528,406)		6,528,406

INVESTMENTS AT VALUE (Cost $34,118,839) - 103.50%		$37,888,766

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.50)%		(1,280,882)

NET ASSETS - 100.00%		$36,607,884

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.
(c)	Rate shown represents the 7-day yield at March 31, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

SPDR - Standard & Poor’s Depositary Receipts

MSCI - Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2024 (Unaudited) (continued)

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/”ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2024 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of March 31, 2024, by major security type:

Income Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$21,324,594	$—	$—	$21,324,594
Short-Term Investments	4,404,280	—	—	4,404,280
Total Assets	$25,728,874	$—	$—	$25,728,874

Growth Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$4,434,882	$—	$—	$4,434,882
Exchange-Traded Funds (2)	23,656,126	—	—	23,656,126
Short-Term Investments	1,659,804	—	—	1,659,804
Total Assets	$29,750,812	$—	$—	$29,750,812

Quantitative Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$41,728,551	$—	$—	$41,728,551
Short-Term Investments	9,346,638	—	—	9,346,638
Total Assets	$51,075,189	$—	$—	$51,075,189

AlphaGen Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$4,400,295	$—	$—	$4,400,295
Exchange-Traded Funds (2)	26,960,065	—	—	26,960,065
Short-Term Investments	6,528,406	—	—	6,528,406
Total Assets	$37,888,766	$—	$—	$37,888,766

(1)       As of and for the three month period ended March 31, 2024, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2024 (Unaudited) (continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on March 31, 2024 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$25,424,583	$412,976	$(108,685)	$304,291
Growth Fund	26,927,711	2,920,845	(97,744)	2,823,101
Quantitative Fund	46,233,559	4,841,630	—	4,841,630
AlphaGen Fund	34,146,485	3,756,840	(14,559)	3,742,281